STOCKHOLDER'S EQUITY (Details) (USD $) In Millions, except Share data, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
STOCKHOLDER'S EQUITY
Common stock, shares authorized	1,000	1,000	1,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000
Cumulative foreign currency translation adjustment in accumulated other comprehensive income (loss)		$ (2)	$ (2)